VictoryShares Short-Term Bond ETF Expense Example - VictoryShares Short-Term Bond ETF - VictoryShares USAA Core Short-Term Bond ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418